FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2013			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Money market funds (included in cash and cash equivalents)	$5,225	$--	$--	$8,500	$--	$--
Governmental bonds	--	6,973	--	--	9,752	--
Corporate bonds	--	42,841	--	--	23,353	--
Foreign currency cash flow hedges	--	330	--	--	517	--

Total	$5,225	$50,144	$--	$8,500	$33,622	$--